Lines of Credit Payable (Details Textual) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 59,324,000	$ 59,325,000